Consolidated Statements of Profit or Loss and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 JPY (¥) ¥ / shares shares	Dec. 31, 2024 JPY (¥) ¥ / shares shares
Revenue
External	$ 10,772	¥ 1,689,170	¥ 1,687,519
Related parties	44	6,842
Total revenues	10,816	1,696,012	1,687,519
Cost of revenue
External	(9,586)	(1,503,132)	(1,300,431)
Related parties	(405)	(63,502)
Total cost of revenue	(9,991)	(1,566,634)	(1,300,431)
Gross profit	825	129,378	387,088
Operating expenses
Selling and marketing expenses	(677)	(106,135)	(132,355)
General and administrative expenses	(3,750)	(588,062)	(228,846)
Total operating expenses	(4,427)	(694,197)	(361,201)
Other income (expenses)
Other income	997	156,346	11,694
Other expenses	(196)	(30,762)	(229)
Total other income, net	801	125,584	11,465
Operating profit (loss)	(2,801)	(439,235)	37,352
Share of income of investments in an associate	90	14,088	6,158
Gain on disposal of a subsidiary	2,460	385,660
Finance costs	(66)	(10,271)	(9,842)
Profit before income tax expenses	(317)	(49,758)	33,668
Income tax expenses	(47)	(7,382)	(37,177)
Net loss for the period and total comprehensive loss	$ (364)	¥ (57,140)	¥ (3,509)
Weighted average number of ordinary shares - basic	51,628,333	51,628,333	50,750,000
Weighted average number of ordinary shares - diluted	51,628,333	51,628,333	50,750,000
Earnings per ordinary share - basic | (per share)	$ (0.01)	¥ (1.11)	¥ (0.07)
Earnings per ordinary share - diluted | (per share)	$ (0.01)	¥ (1.11)	¥ (0.07)